Acquisitions - Kate Spade & Company Acquisition (Details) - Kate Spade & Company - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 11, 2017	Jul. 01, 2017
Business Acquisition [Line Items]
Pre-tax acquisition costs		$ 16.9
Subsequent Event
Business Acquisition [Line Items]
Business acquisition, share price (USD per share)	$ 18.50
Cash paid in connection with the acquisition	$ 2,400.0